SEGMENTS	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
SEGMENTS

NOTE 16 — SEGMENTS

The Company has two reportable segments: Industrial Equipment and Construction Equipment. The Company’s segments are determined based on management structure, which is organized based on types of products sold, as described in the following paragraph. The operating results for each segment are reported separately to the Company’s Chief Executive Officer to make decisions regarding the allocation of resources, to assess the Company’s operating performance and to make strategic decisions.

The Industrial Equipment segment is principally engaged in operations related to the sale, service, and rental of lift trucks in Michigan, Illinois, Indiana and New York, as well as parts of the northeastern United States. As of September 30, 2020, the Industrial Equipment segment included the Liftech, PeakLogix and Hilo acquisitions.

The Construction Equipment segment is principally engaged in operations related to the sale, service, and rental of construction equipment in Michigan, Illinois and Florida. As of September 30, 2020, the Construction Equipment segment included the Flagler and Martin acquisitions.

The Company retains various unallocated expense items at the general corporate level, which the Company refers to as “Corporate” in the table below. Corporate holds corporate debt and has minor activity all together. For the nine months ended September 30, 2020, Corporate incurred $7.6 million in debt extinguishment fees, $7.6 million in transaction costs and other expenses associated with the reverse recapitalization. During the quarter, Corporate primarily incurred expenses associated with consulting and legal fees related to acquisition costs, shared based compensation expense and interest expense, which were offset with income tax benefit and $8.0 million in income from a life insurance policy on our Construction Group President.

The following table presents the Company’s results of operations by reportable segment for the nine months ended September 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$152.7	$122.5	$—	$275.2
Parts sales	43.7	48.6	—	92.3
Service revenue	61.8	32.3	—	94.1
Rental revenue	34.2	49.2	—	83.4
Rental equipment sales	12.3	35.9	—	48.2

Total revenue	$304.7	$288.5	$—	$593.2

Interest expense	4.3	7.8	5.6	17.7
Depreciation and amortization	17.0	34.6	—	51.6
Net income (loss)	$7.9	$(14.8)	$(13.9)	$(20.8)

The following table presents the Company’s results of operations by reportable segment for the three months ended September 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$58.7	$39.2	$—	$97.9
Parts sales	16.7	18.8	—	35.5
Service revenue	23.4	12.1	—	35.5
Rental revenue	12.2	20.0	—	32.2
Rental equipment sales	4.0	15.5	—	19.5

Total revenue	$115.0	$105.6	$—	$220.6

Interest expense	1.4	2.7	2.0	6.1
Depreciation and amortization	6.4	14.6	—	21.0
Net income (loss)	$2.8	$(8.6)	6.1	$0.3

The following table presents the Company’s results of operations by reportable segment for the nine months ended September 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$98.3	$68.8	$—	$167.1
Parts sales	35.7	24.3	—	60.0
Service revenue	48.4	18.8	—	67.2
Rental revenue	26.9	40.0	—	66.9
Rental equipment sales	2.5	24.3	—	26.8

Total revenue	$211.8	$176.2	$—	$388.0

Interest expense	3.3	6.0	5.8	15.1
Depreciation and amortization	11.6	23.1	—	34.7
Net income (loss)	$8.0	$(2.3)	$(35.3)	$(29.6)

The following table presents the Company’s results of operations by reportable segment for the three months ended September 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$41.5	$19.6	$—	$61.1
Parts sales	14.3	8.6	—	22.9
Service revenue	20.2	7.1	—	27.3
Rental revenue	12.0	15.8	—	27.8
Rental equipment sales	0.7	10.0	—	10.7

Total revenue	$88.7	$61.1	$—	$149.8

Interest expense	1.3	2.1	2.2	5.6
Depreciation and amortization	4.9	9.3	—	14.2
Net income (loss)	$4.9	$(1.4)	(30.9)	$(27.4)

The following table presents the Company’s identified assets by reportable segment for the period ending September 30, 2020 and December 31, 2019 (amounts in millions):

	September 30, 2020	December 31, 2019
Segment assets:
Industrial equipment	$257.9	$207.5
Construction equipment	441.1	246.0
Corporate	0.8	0.7

Total assets	$699.8	$454.2